Commitment and Contingencies - Additional Information (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Minimum commitments under non-cancelable purchase obligations	$ 37,262
Minimum commitments under non-cancelable purchase obligations, due in 2023	20,713
Minimum commitments under non-cancelable purchase obligations, due in 2024	9,332
Minimum commitments under non-cancelable purchase obligations, due in 2025	$ 7,217